Note 18 - Operating Segmentation	6 Months Ended
Apr. 30, 2023
Statement Line Items [Line Items]
Disclosure of entity's operating segments [text block]
18.	Operating segmentation:

The Bank has established two reportable operating segments, those being Digital Banking and DRTC (cybersecurity services). The two operating segments are strategic business operations providing distinct products and services to different markets and are separately managed as a function of the distinction in the nature of each business. The following summarizes the operations of each of the reportable segments:

Digital Banking – The Bank employs a branchless business-to-business model using its proprietary financial technology to address underserved segments in the Canadian and US banking markets. VersaBank obtains its deposits and provides the majority of its loans and leases electronically via innovative deposit and lending solutions for financial intermediaries.

DRTC (cybersecurity services and banking and financial technology development) – Leveraging its internally developed IT security software and capabilities, VersaBank established a wholly owned subsidiary, DRT Cyber Inc., to pursue significant large-market opportunities in cybersecurity and develop innovative solutions to address the rapidly growing volume of cyber threats challenging financial institutions, multi-national corporations and government entities.

The basis for the determination of the reportable segments is a function primarily of the systematic, consistent process employed by the Bank’s chief operating decision maker, the Chief Executive Officer, and the Chief Financial Officer in reviewing and interpreting the operations and performance of each segment. The accounting policies applied to these segments are consistent with those employed in the preparation of the Bank’s Consolidated Financial Statements, as disclosed in note 3 of the Bank’s 2022 audited Consolidated Financial Statements.

Performance is measured based on segment net income, as included in the Bank’s internal management reporting. Management has determined that this measure is the most relevant in evaluating segment results and in the allocation of resources.

The following table sets out the results of each reportable operating segment as at and for the three and six months ended April 30, 2023 and 2022:

(thousands of Canadian dollars)

for the three months ended	April 30, 2023				April 30, 2022
	Digital	DRTC	Eliminations/	Consolidated	Digital	DRTC	Eliminations/	Consolidated
	Banking		Adjustments		Banking		Adjustments
Net interest income	$24,609	$-	$-	$24,609	$17,242	$-	$-	$17,242
Non-interest income	122	2,146	(192)	2,076	1	1,434	(42)	1,393
Total revenue	24,731	2,146	(192)	26,685	17,243	1,434	(42)	18,635

Provision for credit losses	237	-	-	237	78	-	-	78
	24,494	2,146	(192)	26,448	17,165	1,434	(42)	18,557

Non-interest expenses:
Salaries and benefits	6,930	1,499	-	8,429	5,586	1,140	-	6,726
General and administrative	3,131	377	(192)	3,316	3,761	300	(42)	4,019
Premises and equipment	612	369	-	981	659	363	-	1,022
	10,673	2,245	(192)	12,726	10,006	1,803	(42)	11,767

Income (loss) before income taxes	13,821	(99)	-	13,722	7,159	(369)	-	6,790

Income tax provision	3,991	(532)	-	3,459	1,744	103	-	1,847

Net income (loss)	$9,830	$433	$-	$10,263	$5,415	$(472)	$-	$4,943

Total assets	$3,719,592	$25,559	$(15,758)	$3,729,393	$2,692,510	$21,386	$(21,750)	$2,692,146

Total liabilities	$3,366,614	$29,057	$(22,797)	$3,372,874	$2,347,610	$23,727	$(20,605)	$2,350,732

(thousands of Canadian dollars)

for the six months ended	April 30, 2023				April 30, 2022
	Digital	DRTC	Eliminations/	Consolidated	Digital	DRTC	Eliminations/	Consolidated
	Banking		Adjustments		Banking		Adjustments
Net interest income	$48,883	$-	$-	$48,883	$34,127	$-	$-	$34,127
Non-interest income	124	3,979	(383)	3,720	2	2,855	(83)	2,774
Total revenue	49,007	3,979	(383)	52,603	34,129	2,855	(83)	36,901

Provision for (recovery of) credit losses	622	-	-	622	80	-	-	80
	48,385	3,979	(383)	51,981	34,049	2,855	(83)	36,821

Non-interest expenses:
Salaries and benefits	13,614	3,072	-	16,686	11,025	1,784	-	12,809
General and administrative	5,993	832	(383)	6,442	7,243	483	(83)	7,643
Premises and equipment	1,235	698	-	1,933	1,241	710	-	1,951
	20,842	4,602	(383)	25,061	19,509	2,977	(83)	22,403

Income (loss) before income taxes	27,543	(623)	-	26,920	14,540	(122)	-	14,418

Income tax provision	7,780	(540)	-	7,240	3,706	203	-	3,909

Net income (loss)	$19,763	$(83)	$-	$19,680	$10,834	$(325)	$-	$10,509

Total assets	$3,719,592	$25,559	$(15,758)	$3,729,393	$2,692,510	$21,386	$(21,750)	$2,692,146

Total liabilities	$3,366,614	$29,057	$(22,797)	$3,372,874	$2,347,610	$23,727	$(20,605)	$2,350,732

The Bank has operations in the US, through both its Digital Banking and DRTC businesses; however as at April 30, 2023, substantially all of the Bank’s earnings and assets are based in Canada.